Loss Per Common Share - Anti-dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Anti-dilutive shares	6,669,238	626,268	2,951,448	626,268
Outstanding Warrants
Class of Stock [Line Items]
Anti-dilutive shares	1,500,000		1,500,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Anti-dilutive shares	5,169,238	626,268	1,451,448	626,268